Material Accounting Policy Information (Tables)	6 Months Ended
Dec. 31, 2024
Material Accounting Policy Information [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Plant and machinery	2 – 10 years
Office equipment	2 – 5 years
Computer systems	2 – 5 years
Renovation	2 – 5 years
Tester and tools	2 – 10 years
Motor vehicles	5 years
Leasehold premises	Over the lease term of 3 – 6 years